Notes to the Consolidated Statements of Operations - Contract balances (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes to the Consolidated Statements of Operations
Trade receivables	€ 1,870	€ 14,077
Contract assets	€ 2,092	€ 2,764